UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:	One North Wacker Drive
 		Suite 4350
 		Chicago, Illinois 60606

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

Signature, Place, and Date of Signing:

  /s/ Clint D. Coghill        Chicago, Illinois            August 14, 2012
--------------------------  ---------------------------   ------------------
   [Signature]                  [City, State]                  [Date]

-----------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		20
Form 13F Information Table Value Total:		86,794
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION	MGRS	AUTHORITY
AUTOBYTEL INC	COM          	05275N205	  5528	  7341686	Sh  	Sole	None	Sole
DITECH NETWOR	COM          	25500T108	   350	   406567	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 26833	  8545456	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  2524	  2051892	Sh  	Sole	None	Sole
ICG GROUP INC	COM          	44928D108	   413	    44652	Sh  	Sole	None	Sole
INTEGRATED SI	COM          	45812P107	  1146	   113601	Sh  	Sole	None	Sole
INTRALINKS HO	COM          	46118H104	  1011	   230727	Sh  	Sole	None	Sole
KIOR INC - CL	COM          	497217109	   367	    40950	Sh  	Sole	None	Sole
KULICKE & SOF	COM          	501242101	  3741	   419396	Sh  	Sole	None	Sole
MERCER INTERN	COM          	588056101	  2039	   357008	Sh  	Sole	None	Sole
NEUTRAL TANDE	COM          	64128B108	  1221	    92675	Sh  	Sole	None	Sole
PERION NETWOR	COM          	M786739A6	  1986	   465100	Sh  	Sole	None	Sole
POWER SOLUTIO	COM          	73933G202	  2094	   125000	Sh  	Sole	None	Sole
RENTECH INC  	COM          	760112102	  9738	  4727032	Sh  	Sole	None	Sole
RUDOLPH TECHN	COM          	781270103	  1102	   126421	Sh  	Sole	None	Sole
STARTEK INC  	COM          	85569C107	  1955	   674054	Sh  	Sole	None	Sole
KULICKE & SOF	COM    		501242101	  2555	   286400	CALL	Sole	None	Sole
BOSTON BEER C	COM    		100557107	 11410	    94300	PUT 	Sole	None	Sole
ISHARES MSCI 	COM    		464286848	  6803	   723000	PUT 	Sole	None	Sole
ISHARES RUSSE	COM    		464287655	  3978	    50000	PUT 	Sole	None	Sole